Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 7,810,000	$ 3,560,000	$ 570,000	$ 70,000	$ 12,010,000
NICARAGUA
Total	7,370,000	3,560,000	200,000	70,000	11,200,000
NICARAGUA | General Directorate of Revenue
Total	7,370,000	$ 3,560,000	190,000		11,120,000
NICARAGUA | Mayors Office of El Jicaro
Total				$ 70,000	70,000
NICARAGUA | Ministry of Interior
Total			10,000		10,000
UNITED STATES
Total	440,000		370,000		810,000
UNITED STATES | Arizona Department of Environmental Quality
Total			70,000		70,000
UNITED STATES | Arizona Department of Revenue
Total	70,000				70,000
UNITED STATES | Department of the Interior, Bureau of Land Management
Total			$ 300,000		300,000
UNITED STATES | Department of the Treasury, Internal Revenue Service
Total	130,000				130,000
UNITED STATES | Mohave County Treasurer
Total	$ 240,000				$ 240,000